Investment Valuation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investment Valuation
Schedule of assets measured at fair value on recurring basis

			Quoted Prices
	Carrying value	Gross Unrealized	in Active Markets
	at March 31, 2020	Holding Gain	(Level 1)
Assets:
Cash	$384,710	$—	$384,710
Cash equivalents	237,992,861	—	237,992,861
Total	$238,377,571	$—	$238,377,571

			Quoted Prices
	Carrying value	Gross Unrealized	in Active Markets
	at December 31, 2019	Holding Gain	(Level 1)
Assets:
Cash	$10,316	$—	$10,316
U.S. government treasury bills	238,372,960	5,702	238,378,662
Total	$238,383,276	$5,702	$238,388,978

	Carrying value		Quoted Price Prices
	at December	Gross Unrealized	in Active Markets
	31, 2019	Holding Gain	(Level 1)
Assets:
Cash held in Trust account	$10,316	$—	$10,316
U.S. government treasury bills	238,372,960	5,702	238,378,662
Total	$238,383,276	$5,702	$238,388,978

	Carrying value		Quoted Price Prices
	at December	Gross Unrealized	in Active Markets
	31, 2018	Holding Loss	(Level 1)
Assets:
Cash held in Trust account	$47,979	$—	$47,979
U.S. government treasury bills	235,243,004	(31,784)	235,211,220
Total	$235,290,983	$(31,784)	$235,259,199